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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210

August 5, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
          Registration Statement on Form N-4
          File No. 333-167018

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus dated August 2, 2010 and statement of additional information dated August 2, 2010, each contain no changes from the form of prospectus and statement of additional information contained in the most recent Pre-Effective Amendment filed via EDGAR on Form N-4 on July 30, 2010.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities